Land use rights - Additional Information (Detail) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Land Use Rights [Line Items]
Land use rights as collateral for borrowings	¥ 18,595,343	¥ 21,758,539
Land Use Rights [Member]
Land Use Rights [Line Items]
Amortization expenses, 2021	946,697
Amortization expenses, 2022	946,697
Amortization expenses, 2023	946,697
Amortization expenses, 2024	946,697
Amortization expenses, 2025	¥ 946,697